EQUITY (Distribution Reinvestment Plan and Distributions) (Details) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2012 Common Stock [Member]	May 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Distribution Reinvestment Plan [Member]	Dec. 31, 2012 Dividend Distribution One [Member] Common Stock [Member] Distribution	Dec. 31, 2012 Dividend Distribution Two [Member] Common Stock [Member] Distribution
Securities Financing Transaction [Line Items]
Shares purchased under plan (in shares)						110,740
Cash distribution				$ 1,900,000
Cash distribution (in dollars per share)				$ 0.15
Percentage of distributions paid from non-recourse mortgage loan (in hundredths)				20.00%
Reinvested in common stock shares	1,052,000					1,100,000
Distribution payable	1,671,000	0	1,700,000
Distribution declared (in dollars per share)			$ 0.075
Number of stock distributions							7	1
Common stock distributions (in shares)							0.015	0.0075
Increase in accumulated deficit from stock distributions					$ 9,700,000